PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of property, plant and equipment. net
Property, plant and equipment, net, comprise:

	At December 31,
	2016	2017
Buildings	$282,000	$282,000
Plant and machinery	4,873	1,097,710
Motor vehicles	-	50,971
Office equipment	50,170	39,247
Power stations	23,170,604	125,753,462

Less: Accumulated depreciation	(3,354,205)	(8,388,858)
	20,153,442	118,834,532
Construction in progress	5,147	35,824,545
Property, plant and equipment, net	$20,158,589	$154,659,077